Advances for Vessels' Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Advances for Vessels' Acquisitions
For the years ended December 31, 2022 and 2023, the movement of the account, advances for vessels’ acquisitions was as follows:

Balance, December 31, 202 1	—
Advances for vessels’ acquisitions	23,400,000

Balance, December 31, 2022	23,400,000
Other capitalized expenses	14,570

Balance, December 31, 2023	23,414,570